Related Party Transactions	6 Months Ended
Apr. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

The franchisees are related parties of the Company due to the nominal, symbolic equity interest ownership in the franchisees. The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.

The Company did not and does not control the franchisees, exert significant influence over the franchisees, have the power to direct the use of the franchisee’s assets and the fulfillment of their obligations, appoint or dismiss directors, authorized representatives, or executive officers of the franchisees. Management has also determined that the percentage shareholding in the franchisee is not compensatory to the Company in nature, and accordingly, would not be subject to consideration as income under revenue recognition criteria. The Company did not contribute any permanent equity capital in these franchisees and if these franchisees were to incur substantial losses and accumulate significant liabilities, the Company is not obligated to absorb such losses on behalf of the franchisees. Accordingly, the management has determined that the financial positions and results of operations of these franchisees should not be included as part of the Company’s consolidated financial statements.

In addition, the Company did not and will not receive any actual ownership interest in the franchisees, nor receive any benefits from being a 51% or 1.25% owner in the franchisees. Any after tax profits generated by the franchisees that are potentially distributable to the Company are governed by the royalty agreements between the Company and the franchisee not the shareholding percentage. Accordingly, the management has determined that the ownership interest is not part of the initial franchise fee.

Accounts receivable from related franchisees comprised of the following:

	April 30,	October 31,
	2023	2022
Yichun Jiuzi New Energy Automobile Co., Ltd	104,460	112608
Wanzai Jiuzi New Energy Automobile Co., Ltd	38,751	23,043
Xinyu Jiuzi New Energy Automobile Co., Ltd	55,225	65352
Quanzhou Jiuzi New Energy Automobile Co., Ltd	1,275	5,919
Yulin Jiuzi New Energy Automobile Co., Ltd	1,729	8,024
Total	201,440	214,946

Accounts receivables above derived from sales of vehicles supplied to the Company’s franchisees without any special payment terms. Sales revenues from related parties’ franchisees were $nil and $484,543 for the six months ended April 30, 2023 and 2022, respectively

Loan to related franchisees is comprised of the following (See Note 6 for details):

	As of April 30, 2023				As of October 31, 2022
	Gross	Discount	Allowance	Net	Gross	Discount	Allowance	Net
Jiangsu Changshu	$390,671	$45,893	$181,967	$162,811	$356,190	$41,842	$208,300	$106,048
Shandong Dongming	476,454	55,970	221,923	198,561	627,826	73,752	211,033	343,041
Jiangxi Gao’an	618,165	72,617	324,098	221,450	605,621	71,143	287,121	247,357
Hunan Huaihua	816,682	95,937	720,745	-	719,814	84,558	254,690	380,566
Jiangxi Jiujiang	310,538	36,479	274,059	-	279,279	32,807	171,188	75,284
Hunan Liuyang	416,474	48,924	193,985	173,565	413,509	48,576	223,766	141,167
Hunan Loudi	572,498	67,252	266,658	238,588	540,686	63,515	232,408	244,763
Hunan Pingjiang	385,991	45,343	179,787	160,861	392,004	46,049	175,230	170,725
Jiangxi Pingxiang	588,322	69,111	274,029	245,182	583,694	68,567	299,055	216,072
Henan Puyang	609,134	71,556	283,723	253,855	645,124	75,784	245,216	324,124
Fujian Quanzhou	483,652	56,815	426,837	-	437,376	51,379	288,737	97,260
Jiangxi Wanzai	556,151	65,332	259,044	231,775	512,867	60,247	207,450	245,170
Jiangxi Xinyu	994,646	116,843	499,456	378,347	921,187	108,213	338,524	474,450
Jiangxi Yichun	136,825	16,073	44,611	76,141	95,301	11,195	50,234	33,872
Jiangxi Yudu	575,913	67,653	268,249	240,011	565,823	66,468	264,583	234,772
Guangdong Zengcheng	468,562	55,043	218,247	195,272	456,895	53,672	294,661	108,562
Jiangxi Shanggao	627,650	73,731	353,784	200,135	594,055	69,784	177,529	346,742
Shandong Heze	889,832	104,530	450,636	334,666	856,193	100,578	323,148	432,467
Jiangxi Ganzhou	149,847	17,603	111,673	20,571	121,328	14,253	62,408	44,667
Hunan Liling	84,287	9,901	54,963	19,423	66,105	7,765	20,696	37,644
Hunan Zhuzhou	137,810	16,189	89,865	31,756	130,479	15,328	54,913	60,238
Hunan Changsha	9,404	1,105	6,570	1,729	8,904	1,046	1,962	5,896
Guangxi Guilin	41,718	4,901	29,147	7,670	39,499	4,640	8,703	26,156
Hunan Chenzhou	522,819	61,416	243,519	217,884	508,568	59,742	216,675	232,151
Jiangxi Ji’an	625,270	73,451	334,123	217,696	572,830	67,291	232,646	272,893
Guangxi Nanning	181,230	21,289	135,062	24,879	164,740	19,352	87,227	58,161
Hunan Leiyang	824,547	96,861	727,686	-	632,745	74,329	221,954	336,462
Guangdong Dongguan Changping	484,406	56,904	427,502	-	458,637	53,877	137,329	267,431
Hunan Changsha County	65,104	7,648	36,389	21,067	61,641	7,241	32,369	22,031
Guizhou Zunyi	262,993	30,894	220,494	11,605	242,153	28,446	92,445	121,262
Jiangsu Xuzhou	244,445	28,715	204,944	10,786	231,441	27,188	122,605	81,648
Hunan Yongxing	248,937	29,243	104,355	115,339	242,475	28,484	119,993	93,998
Hunan Hengyang	178,299	20,945	132,877	24,477	168,814	19,831	57,952	91,031
Hainan Sanya	135,186	15,880	119,305	1	127,994	15,036	112,958	-
Hunan Changsha Yuhua	614,947	72,239	286,430	256,278	493,196	57,936	131,535	303,725
Shandong Heze Dingtao	564,310	66,290	262,845	235,175	520,592	61,155	140,112	319,325
Shandong Heze Yuncheng	491,972	57,793	434,179	-	465,800	54,718	158,529	252,553
Shandong Heze Gaoxin	101,346	11,905	41,304	48,137	54,860	6,445	17,169	31,246
Shandong Zouping	66,551	7,818	37,198	21,535	63,011	7,402	27,280	28,329
Shandong Juye	449,611	52,816	209,420	187,375	411,995	48,398	174,963	188,634
Shandong Juancheng	518,086	60,860	241,314	215,912	449,363	52,787	134,326	262,250
Shandong Shanxian	551,246	64,756	256,760	229,730	494,525	58,093	135,766	300,666
Jiangxi Zhangshu	70,891	8,328	49,530	13,033	67,120	7,885	27,949	31,286
Guangdong Foshan	102,214	12,007	66,653	23,554	96,776	11,368	43,582	41,826
Jiangxi Jingdezhen	82,466	9,687	67,219	5,560	78,079	9,172	18,728	50,179
Guangxi Yulin	413,428	48,566	364,862	-	391,435	45,982	266,698	78,755
Shandong Heze Cao County	448,569	52,694	208,935	186,940	438,404	51,500	137,247	249,657
Dongguan Nancheng	5,787	680	4,043	1,064	5,479	644	1,207	3,628
Hubei Macheng	104,587	12,286	68,201	24,100	99,023	11,632	21,819	65,572
Shandong Jining Liangshan	14,468	1,700	10,108	2,660	13,698	1,609	3,018	9,071
Guangdong Zhanjiang	37,978	4,461	26,534	6,983	35,957	4,224	7,923	23,810
Hunan Hengyang Shigu	21,701	2,549	15,162	3,990	20,547	2,414	4,527	13,606
Jiangxi Ji’an Yongfeng	19,531	2,294	13,646	3,591	18,492	2,172	4,075	12,245
Hunan Changde	39,786	4,674	27,797	7,315	37,669	4,425	8,300	24,944
Hunan Shaoyang	14,468	1,700	10,108	2,660	-	-	-	-
Hunan Yongzhou	14,468	1,700	10,108	2,660	-	-	-	-
Hunan Ningxiang	7,234	850	5,054	1,330	-	-	-	-
Guangxi Nanning Jiangnan	43,402	5,097	30,327	7,978	41,095	4,828	9,055	27,212
Total	$18,913,509	$2,221,797	$11,168,049	$5,523,663	$17,678,913	$2,076,767	$7,309,516	$8,292,630

The advances paid above are derived from funds advanced to the Company’s franchisees as working capital to support its operations. Such advances are due within 18 months.

Accounts payable to related parties’ franchisees comprised of the following:

	April 30,	October 31,
	2023	2022
Yudu Jiuzi New Energy Automobile Co., Ltd.	7,379	6,986
Total	7,379	6,986

Accounts payable above derived from vehicles purchased by the Company from the franchisees as inventory on a needed basis without any special payment terms.

Contract liability – related party comprised of the following:

	April 30,	October 31,
	2023	2022
Current Portion
Customer deposit	782,482	825,990
	782,482	825,990
Non-current Portion
Unearned franchise fee	-	150,494
Total, net	782,482	976,484

Unearned franchise fee comprised of the following:

	April 30,	October 31,
	2023	2022
Unearned franchise fee - current
Jinan Chuangtu New Energy Co., Ltd.	115,741	-
Hunan Changsha	2,677	-
Hunan Yueyang	2,677	-
Zhejiang Hangzhou Xiaoshan	2,604	-
Hunan Yueyang Xiangyin	2,677	-
Guangdong Zhongshan	8,922	-
Hunan Hengyang	1,447
Henan Luohe Yancheng Agent	2,894	-
Guangdong Foshan Shunde Agent	4,340	-
Chongqing Banan Agent	1,447	-
Zhejiang Hangzhou Gongshu Agent	989	-
Jiangsu Jingjiang Agent	2,894	-
Shanghai Fengxian Agent	2,894	-
Chengdu municipal level Agent	75,232	-
Zhejiang Jiaxing Nanhu Agent	2,966	-
Hunan Yueyang Miluo Agent	2,894	822
Zhejing JiaXing	72,338	68,490
Henan Jiuzi New Energy Vehicle Sales and Service Co. LTD	-	13,698
Zhejiang Huasu Automobile Service Co., LTD	-	68,490
Huzhou Fengtao New Energy Automobile Sales Co., LTD	-	41,094
Shandong Shenglong Automobile Sales Co. LTD	-	68,490
Nantong Meixinyao Vehicle Sales Service Co., LTD	-	27,396
Anhui Auto e-Link Auto Sales Co., LTD	-	27,396
Fengshang Network Technology (Shaoxing) Co., LTD	-	41,094
Anhui LiuAn	43,403	41,094
Guangxi Qinzhou	14,468	13,698
Guangxi Qinzhou Lingshan	43,403	41,094
Zhejiang Shaoxing Shengzhou	72,338	68,490
Xinjiang Urumqi	72,338	68,490
Hunan Changzhutan	-	2,740
Hunan Shaoyang	1,447	1,370
Guangxi Liuzhou (Guangxi Shuangru Trading Co., Ltd.)	72,338	68,490
Guangxi Nanning	14,468	13,697
Guangxi Yulin	4,340	4,109
Guangxi Nanning (Guangxi Zhanyuan Automobile)	43,403	41,094
Guangxi Yulin (Yulin Qihui Automobile)	43,403	82,188
Zhejiang Huzhou	7,234	6,849
Sanmen Xian Wuji Automobile Sales	289	274
Shandong Yuncheng (Yuncheng Zhanteng New Energy Automobile Co., Ltd.)	289	274
Zhejiang Shaoxing Niuniu Automobile Sales Service Co., Ltd.	289	274
Yongkang Yijie Automobile Trading Co., LTD	-	5,479
Ningbo Jinhui Internet Technology Service Co., LTD	-	1,370
Xingtai Wanhua Botian Automobile Trading Co., LTD	-	822
Zhejiang Hangzhou Xiaoshan Agent	-	822
Hunan Changsha Yuelu Agent	-	822
Hunan Yueyang Xiangyin Agent	-	822
Hunan Yueyang Yueyang Lou Agent	-	822
Guangdong Zhongshan City Agent	-	2,740
Guangxi Yulin (Yulin Haorui Automobile Sales Co., Ltd.)	43,399	-
Zhejiang Hangzhou Gongshu Agent	-	274
Zhejiang Jiaxing Nanhu Agent	-	822
	782,482	825,990
Unearned franchise fee – non-current
Guizhou 320 Automobile Service Co., LTD	-	13,698
Yongkang Yijie Automobile Trading Co., LTD	-	21,004
Ningbo Jinhui Internet Technology Service Co., LTD	-	5,250
Xingtai Wanhua Botian Automobile Trading Co., LTD	-	3,219
Zhejiang Hangzhou Xiaoshan Agent	-	2,055
Hunan Changsha Yuelu Agent	-	2,123
Hunan Yueyang Xiangyin Agent	-	2,123
Hunan Yueyang Yueyang Lou Agent	-	2,123
Guangdong Zhongshan City Agent	-	7,077
Hunan Yueyang Miluo Agent	-	2,328
Henan Luohe Yancheng Agent	-	2,740
Guangdong Foshan Shunde Agent	-	4,109
Chongqing Banan Agent	-	1,370
Zhejiang Hangzhou Gongshu Agent	-	798
Jiangsu Jingjiang Agent	-	2,740
Shanghai Fengxian Agent	-	2,740
Chengdu municipal level Agent	-	71,230
Zhejiang Jiaxing Nanhu Agent	-	2,397
Hunan Hengyang Agent	-	1,370
	-	150,494
Total	782,482	976,484

The deferred revenues above derived from initial franchise fees payments received in advance for services which have not yet been performed. The initial franchise fees include a series of performance obligations and an indefinite license to use the Company’s trademark. Amounts are recognized as advances when received, and are recognized as deferred revenues when the minimum amount required under the franchise or license agreement is attained. The payments are received in advance progressively and are not refundable once the required amount is attained. Such amounts are recognized as revenues when the Company performed the initial services required under the franchise or license agreement, which is generally when a specific performance obligation is completed or when and if the franchise or license agreement is terminated.

Related parties receivables comprised of the following:

	April 30,	October 31,
	2023	2022
Mr. Shuibo Zhang	14,611	13,556
Mr. Qi Zhang	4,207	22,922
Mr. Dewen Chen	14,468	-
Mr. Ruchun Huang	32,215	30,675
Total	65,501	67,153

As of April 30, 2023 and October 31, 2022, the Company has an outstanding receivable of $14,611 and $13,556, respectively, from Mr. Shuibo Zhang, the Company’s shareholder, director, and officer. The amount was advanced to Mr. Zhang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.

As of April 30, 2023 and October 31, 2022, the Company has an outstanding receivable of $4,207 and $22,922, respectively, from Mr. Qi Zhang, the vice president of marketing department. The amount was advanced to Mr. Zhang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing and due on demand without a specified maturity date.

As of April 30, 2023 and October 31, 2022, the Company has an outstanding receivable of $32,215 and $30,675, respectively, from Mr. Ruchun Huang, the Shangli Jiuzi New Energy Vehicle Co., Ltd.’s legal representative. The amount was advanced to Mr. Huang for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.

As of April 30, 2023 and October 31, 2022, the Company has an outstanding receivable of $14,468 and $nil, respectively, from Mr. Dewen Chen, shareholder of the Company. The amount was advanced to Mr. Chen for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.

Related parties payables comprised of the following:

	April 30,	October 31,
	2023	2022
Mr. Ligui Xu	7,234	6,849
Total	7,234	6,849

As of April 30, 2023 and October 31, 2022, the Company has an outstanding payable of $7,234 and $6,849, respectively, to Mr. Ligui Xu, the Company’s subsidiary legal representative officer. The amount was advanced by Mr. Xu for business purposes. The advances were considered due on demand in nature and have not been formalized by a promissory note and are non-interest bearing.